CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,864,145)	$ (6,987,905)	$ (8,376,834)	$ (4,660,985)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	76,341	1,377	3,790	0
Amortization	115,632	48,426	107,830	16,000
Acquisition related expense				112,534
Stock-based compensation expense	2,568,753	1,217,273	1,279,273
Non-cash interest expense		6,612,298	6,704,522
Change in fair value of derivative liability		(5,602,052)	(5,406,220)
Loss on extinguishment of debt		251,351	(193,350)
Changes in operating assets and liabilities:
Accounts receivable	(9,140)	(350)	(4,960)	901
Prepaid expenses and other current assets	846,715	876,066	758,669	(690,821)
Deposits		(7,900)	(7,900)	(4,950)
Accounts payable and accrued expenses	(168,405)	(401,638)	(781,500)	136,353
Lease liability	(166,560)	6,556	244,505
NET CASH USED IN OPERATING ACTIVITIES	(3,600,809)	(3,986,498)	(5,672,175)	(5,090,968)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(211,127)	(38,610)	(575,663)
Cash acquired from acquisition				4,021
Repayment of deposit for acquisition				137,466
Payments for notes receivable				(433,334)
Payments for lease			(21,352)
Payments for right of use asset		(21,352)
Patent costs incurred	(138,450)	(167,381)	(197,276)	(76,154)
NET CASH USED IN INVESTING ACTIVITIES	(349,577)	(227,343)	(794,291)	(368,001)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants	5,178,453			11,986,036
Proceeds from convertible notes payable, net of original issue discount of $500,000		4,500,000	4,500,000
Proceeds from exercise of warrants		390,000	390,000
Payments of finance agreement	(374,000)	(849,032)	(942,532)	(188,674)
Payments of recapitalization transaction costs				(1,535,035)
Payments of placement agent fee	(155,000)	(315,000)	(315,000)	(1,198,604)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,649,453	3,725,968	3,632,468	9,063,723
NET INCREASE (DECREASE) IN CASH	699,067	(487,873)	(2,833,998)	3,604,754
CASH - BEGINNING OF PERIOD	1,283,523	4,117,521	4,117,521	512,767
CASH - END OF PERIOD	1,982,590	3,629,648	1,283,523	4,117,521
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	15,513	26,613	30,491	5,829
Income taxes
Non-cash investing and financing activities:
Common stock issued for acquisition				754
Liabilities assumed in acquisition				928,500
Debt discount related to derivative liability		5,000,000	5,000,000
Notes payable converted to common stock		3,300,000	5,000,000
Adjustment to liabilities assumed in acquisition		74,025	74,025
Financing agreement entered into for prepaid insurance			467,500	1,037,706
Right of use asset added to operating lease		$ 642,523	$ 642,523